Segments and Geographic Information - Revenues, Expenses and Operating Income (Loss) by Market Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Total revenue	$ 1,588	$ 1,457	$ 3,237	$ 2,742	$ 6,147	$ 4,567
Total operating income (loss)	(2,243)	(2,190)	(4,308)	(3,904)	(7,546)	(9,815)
Operating expenses:
Total operating expenses	3,831	3,647	7,545	6,646	13,693	14,382
Operating income (loss):
Total revenue	1,588	1,457	3,237	2,742	6,147	4,567
Total operating income (loss)	(2,243)	(2,190)	(4,308)	(3,904)	(7,546)	(9,815)
Cosmeceutical Market [Member]
Revenues:
Total revenue	746	709	1,549	1,359	3,204	2,192
Total operating income (loss)	(39)	(29)	(24)	18	290	(393)
Operating expenses:
Total operating expenses	785	738	1,573	1,341	2,914	2,585
Operating income (loss):
Total revenue	746	709	1,549	1,359	3,204	2,192
Total operating income (loss)	(39)	(29)	(24)	18	290	(393)
Biomedical Market [Member]
Revenues:
Total revenue	842	748	1,688	1,383	2,943	2,375
Total operating income (loss)	184	168	324	249	364	(316)
Operating expenses:
Total operating expenses	658	580	1,364	1,134	2,579	2,691
Operating income (loss):
Total revenue	842	748	1,688	1,383	2,943	2,375
Total operating income (loss)	184	168	324	249	364	(316)
Therapeutic Market [Member]
Revenues:
Total operating income (loss)	(2,388)	(2,329)	(4,608)	(4,171)	(8,200)	(9,106)
Operating expenses:
Total operating expenses	2,388	2,329	4,608	4,171	8,200	9,106
Operating income (loss):
Total operating income (loss)	$ (2,388)	$ (2,329)	$ (4,608)	$ (4,171)	$ (8,200)	$ (9,106)